Organization (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 24,419,912	$ 18,628,365	$ 16,447,268	$ 14,123,849
Property and equipment, net	8,290,460	6,067,338
Liabilities
Wages payable	7,082,138	5,565,078
CBPO [Member]
Assets
Cash and cash equivalents	17,219
Other receivables
Prepayments
Income taxes recoverable
Long term investment	5,000,000
Property and equipment, net
Liabilities
Other payables	57,000
Wages payable
WFOE [Member]
Assets
Cash and cash equivalents	4,729,713
Other receivables	73
Prepayments	9,730
Income taxes recoverable	11,942
Long term investment
Property and equipment, net	15,084
Liabilities
Other payables	34,809
Wages payable	130,882
CCRC [Member]
Assets
Cash and cash equivalents	579,490	1,209,530
Other receivables	2,035	2,035
Prepayments	109,583
Income taxes recoverable
Long term investment
Property and equipment, net
Liabilities
Other payables	34,797	15,295
Wages payable	$ 100,000
CBPO [Member]
Assets
Cash and cash equivalents		12,219
Other receivables
Prepayments
Income taxes recoverable
Long term investment		5,000,000
Property and equipment, net
Liabilities
Other payables		52,000
Wages payable
WFOE [Member]
Assets
Cash and cash equivalents		5,021,541
Other receivables		544
Prepayments
Income taxes recoverable
Long term investment
Property and equipment, net
Liabilities
Other payables
Wages payable